Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted earnings per share
The Company calculates basic and diluted earnings per share as follows:

	For the period from July 25, 2022 to December 31, 2022	For the year ended December 31, 2023

Numerator
Net income	551,586	9,291,912
Less: Cumulative dividends on Series A Perpetual Convertible Preferred Shares	—	(404,167)
Less: Down round deemed dividend on Series A Perpetual Convertible Preferred Shares (Note 8)	—	(171,968)
Less: Undistributed earnings allocated to non-vested shares	—	(188,357)

Net income attributable to common shareholders, basic and diluted	551,586	8,527,420

Denominator
Weighted average number of shares outstanding, basic	31,826	54,217
Weighted average number of shares outstanding, diluted	74,683	146,116

Earnings per share, basic	17.33	157.28
Earnings per share, diluted	7.39	63.08